Document and Entity Information	0 Months Ended
Jan. 02, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 02, 2014
Registrant Name	FORUM ETF TRUST
Central Index Key	0001524137
Amendment Flag	false
Document Creation Date	Jan. 02, 2014
Document Effective Date	Jan. 02, 2014
Prospectus Date	Jan. 02, 2014